Fair Value Measurements: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities Fair Value level one	$ 723,449	$ 892,271	$ 2,263,923
Marketable securities Fair Value total	$ 723,449	$ 892,271